Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2015 Employee Country Location
Product Information [Line Items]
Number of employees | Employee	11,900
Number of locations in which company operates | Location	90
Number of countries in which company operates | Country	37
Geographic Concentration Risk | United States | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	41.30%
Geographic Concentration Risk | Europe | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	48.30%
Geographic Concentration Risk | Rest of World | Sales Revenue, Net
Product Information [Line Items]
Percentage of company revenue	10.40%